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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2
             Read instructions at end of Form before preparing Form.
                              Please print or type.

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  1.    Name and address of issuer:
        Aetna Investment Advisers Fund, Inc.
        151 Farmington Avenue, TS41, Hartford, CT 06156
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  2. Name of each series or class of funds for which this notice is filed (If the Form is being filled for all series and classes of securities of the issuer, check the box but do not list series or classes): |_|
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  3.    Investment Company Act File Number:
        811-5773
        Securities Act File Number:
        33-27247
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  4(a). Last day of fiscal year for which this notice is filed: December 31,
        1997
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  4(b). Check box if this notice is being filed late (i.e., more than 90
        calendar days after the end of the issuer's fiscal year). (See instruction A.2): |_|
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  4(c). Check box if this is the last time the issuer will be filing this
        Form. |_|
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  5.    Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year in
            reliance on rule 24(f):                                $ 82,711,454

       (ii) Aggregate price of securities redeemed or repurchased during the
            fiscal year:                                           $ 53,595,381

      (iii) Aggregate price of shares redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
            Commission:                                            +          0
                                                                   ------------

       (iv) Total available redemption credits (add Items 5(ii)
            and 5(iii):                                            - 53,595,381
                                                                   ------------

        (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
            Item 5(iv) from Item 5(i)]:                            $ 29,116,073
       (vi) Redemption credits available for use in future years - if
            Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]:                                       $(         0)

      (vii) Multiplier for determining registration fee
            (See instruction C.9):                                 x     1/3390
                                                                   ------------
     (viii) Registration fee due [multiply Item 5(v) by
            Item 5(vii)] (enter "0" if no fee is due):             $      8,589
                                                                   ============

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 6.    Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
       _________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which the form is filed that are available for use by the issuer in future years, then state that number here: __________

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 7.    Interest due--if this Form is being filed more than 90 days after the
       end of the issuer's fiscal year (see Instruction D):       +$___________

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 8.    Total of the amount of the registration fee due plus any interest due
       [line 5(viii) plus line 7]:                                 $      8,589
                                                                   ------------
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 9. Date the registration fee and any interest payment was sent to the Commision's lockbox depository:
       Method of Delivery:                              |X| Wire Transfer
                                                        |_| Mail or other means

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                                   SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Stephanie Taylor
                           ------------------------------
                           Stephanie A. Taylor, Treasurer


Date  March 24, 1998

   *Please print the name and title of the signing officer below the signature
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